Note 5 - 2014 Junior Secured Notes Offering (Tables) (Common Stock Warrants Issued to Directors [Member])	9 Months Ended
Sep. 30, 2014
Common Stock Warrants Issued to Directors [Member]
Note 5 - 2014 Junior Secured Notes Offering (Tables) [Line Items]
Assumptions Used in Calculating Fair Value of Warrants Issued [Table Text Block]
Dividend yield	0%
Expected volatility	47.5% - 47.7%
Risk free interest rates	1.73% - 1.76%
Expected lives (in years)	5.0